LOAN PAYABLE (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Jul. 31, 2022	May 31, 2021	Jan. 25, 2021
Loan Payable
Loan payable	$ 52,973	$ 57,973	$ 15,000	$ 50,000	$ 103,924
Issuance of shares					415,697
Loss recognized	124,709
Accrued interest	$ 2,975	7,973
Repayment of loan payable		15,000
Accrued interest payables		$ 274